CONVERTIBLE NOTES PAYABLE (Details Textual) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended		0 Months Ended	6 Months Ended		12 Months Ended							0 Months Ended	1 Months Ended			6 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 16, 2013	Jun. 30, 2013 Convertibles and Bonds with Warrants Attached [Member]	Jul. 18, 2013 Bridge Loan [Member]	Jul. 19, 2013 Bridge Loan [Member]	Jun. 30, 2013 Bridge Loan [Member]	Dec. 31, 2012 Bridge Loan [Member]	Jan. 16, 2013 Bridge Loan [Member]	Jun. 30, 2013 Bridge Loan [Member] Convertibles and Bonds with Warrants Attached [Member]	Jun. 30, 2013 Convertible Debt [Member]	Oct. 06, 2011 Treco International, S.A [Member]	Jun. 30, 2013 Treco International, S.A [Member]	Jun. 30, 2013 MB Technology Holdings LLC [Member]	Dec. 31, 2011 MB Technology Holdings LLC [Member]	Mar. 26, 2013 MB Technology Holdings LLC [Member]	Aug. 11, 2011 MB Technology Holdings LLC [Member]	Feb. 08, 2011 MB Technology Holdings LLC [Member]	Feb. 08, 2011 MB Technology Holdings LLC [Member] Maximum [Member]	Feb. 08, 2011 MB Technology Holdings LLC [Member] Minimum [Member]	Jun. 30, 2013 MB Technology Holdings LLC [Member] Bridge Loan [Member]	Aug. 11, 2011 May 2011 Convertible Note [Member]	Mar. 31, 2013 May 2011 Convertible Note [Member]	Jan. 16, 2013 May 2011 Convertible Note [Member]	May 19, 2011 May 2011 Convertible Note [Member]	Jun. 30, 2013 May 2011 Convertible Note [Member]	Dec. 31, 2012 May 2011 Convertible Note [Member]	Jan. 16, 2013 May 2011 Convertible Note [Member] Bridge Loan [Member]	Mar. 31, 2013 May 2011 Convertible Note [Member] MB Technology Holdings LLC [Member]	Jun. 30, 2013 May 2011 Convertible Note [Member] MB Technology Holdings LLC [Member]	Jun. 23, 2011 February 2011 Convertible Loan [Member]	Feb. 08, 2011 February 2011 Convertible Loan [Member]	Jun. 30, 2013 February 2011 Convertible Loan [Member]	Jun. 30, 2011 February 2011 Convertible Loan [Member]	Jun. 30, 2013 February 2011 Convertible Loan [Member] Maximum [Member]	Jun. 30, 2013 February 2011 Convertible Loan [Member] Minimum [Member]	Jun. 30, 2013 June 2013 Convertible Loan [Member] Bridge Loan [Member]	Jul. 06, 2010 1.5 million Convertible Note [Member] MB Technology Holdings LLC [Member]	Feb. 08, 2011 1.5 million Convertible Note [Member] MB Technology Holdings LLC [Member]	Jun. 23, 2011 February 2011 Convertible Note [Member]	Dec. 31, 2011 February 2011 Convertible Note [Member]	Feb. 08, 2011 February 2011 Convertible Note [Member]	Oct. 08, 2010 3.5 million Convertible Note [Member] MB Technology Holdings LLC [Member]	Feb. 08, 2011 3.5 million Convertible Note [Member] MB Technology Holdings LLC [Member]	Oct. 08, 2010 3.5 million Convertible Note [Member] MB Technology Holdings LLC [Member] Maximum [Member]	Oct. 08, 2010 3.5 million Convertible Note [Member] MB Technology Holdings LLC [Member] Minimum [Member]
Debt Instrument [Line Items]
Convertible Notes Payable										$ 5,293,000	$ 5,000,000			$ 2,000,000												$ 15,000,000	$ 15,000,000			$ 4,041,000			$ 9,000,000						$ 8,265,000	$ 1,500,000	$ 5,000,000			$ 10,000,000	$ 3,500,000	$ 5,000,000
Debt Instrument, Maturity Date																											May 19, 2016							Apr. 07, 2012						Jan. 07, 2012					Apr. 07, 2012
Debt Instrument, Convertible, Conversion Price	$ 13.30							$ 5.225						$ 35.00				$ 13.30									$ 26.25																				$ 11.90	$ 8.75
Debt Instrument, Frequency of Periodic Payment								semi-annually		semi-annually				semi-annually													semi-annually							monthly
Debt Instrument, Interest Rate, Stated Percentage								20.00%						9.00%									9.50%		8.00%		8.00%													8.00%				8.00%
Debt Instrument Percentage Of Facility Fee																											2.00%													2.00%				2.00%
Debt Instrument, Face Amount				2,000,000																									17,200,000
Proceeds from Notes Payable	450,000	5,115,000	10,315,000	13,656,000																								450,000
Accrued Interest And Fees To Related Parties	946,000		1,169,000	169,000										42,000															1,100,000
Debt Instrument, Increase, Accrued Interest							475,000																			1,393,000		266,000				266,000			13.30
Debt Conversion, Converted Instrument, Shares Issued																								111,511	1,127,819			142,857			1,127,819				16,474							1,142,857
Debt Conversion Converted Instrument Stock Options Issued																																			285,714	571,428
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 8.75		$ 35.00		$ 8.75																$ 35.00	$ 17.50													$ 17.50		$ 35.00	$ 17.50
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	142,857
Debt Conversion, Converted Instrument, Amount	15,000,000	0	0	10,483,000																								15,000,000					10,000,000
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	14,100,000			(1,449,000)																																							1,500,000
Debt Instrument Percentage Of Fee	3.00%				3.00%
Percentage of Origination Fee	5.00%				5.00%
Loan Origination Fees	413,000
Accrued Interest And Fees	569,000																		1,600,000	500,000																						1,000,000
Accrued Interest And Fees Current	79,000		0
Amortization of Loan Origination Fees	152,000
Bridge Loan	10,000,000
Short-term Debt, Refinanced, Amount																												2,648,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed									50.00%
Long-term Debt, Gross						42,857			8,048,000			350	2,000,000
Warrants Exercise Price						$ 0.35						$ 0.35
Debt Discount Recorded On Bridge Loan	336,000	0
Accretion Expense	119,000	0	0	483,000
Convertible Notes Payable, Current	1,577,000		0
Convertible Bridge Loan Payable To Related Party	6,471,000		0
Debt Instrument, Unamortized Discount									217,000																																			1,900,000
Stock To be Issued Upon Conversion Of Warrant																42,857
Stock Issued During Period, Shares, New Issues															6,923		342,857
Debt Instrument, Term									1 year
Percentage Of Completed Initial Public Offering								95.00%
Share Price								$ 5.50
Proceeds from Convertible Debt	$ 4,224,000	$ 0
Debt Conversion Converted Instrument Exercise Price																																	$ 8.75